Consolidated Statements of Stockholders' Equity (Parenthetical) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Thousands				6 Months Ended
	Apr. 01, 2020	Oct. 26, 2019	Sep. 04, 2018	Jun. 30, 2020
Issuance cost				$ 1,196
Series B convertible preferred stock
Issue price per share			$ 36.3520
Issuance cost			$ 3,182
Series B1 convertible preferred stock
Issue price per share	$ 36.3520	$ 36.3520
Issuance cost	$ 81	$ 210